Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 18,793,951	$ 29,410,550	$ 27,646,789
Guangdong province [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	13,522,929	15,209,518	14,426,772
Xinjiang province [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 5,271,022	$ 14,201,032	$ 13,220,017